SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, CASH FLOWS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ 2,319	$ 2,905	$ 2,161
Expenditures for property, plant and equipment	(4,214)	(3,156)	(3,123)
Purchase of trust assets	0	1	35
Decrease (increase) in loans to affiliates, net	11	74	18
Net cash used in investing activities	(4,886)	(2,885)	(3,342)
Common stock dividends paid	(686)	(628)	(598)
Issuances of common stock	51	52	56
Repurchases of common stock	(56)	(74)	(38)
Issuances of long-term debt	2,951	2,992	3,272
Payments on long-term debt	(2,057)	(1,854)	(2,034)
Tax benefit related to share-based compensation	0	52	0
Other	(10)	(17)	(37)
Net cash provided by (used in) financing activities	2,513	(173)	854
Increase (decrease) in cash and cash equivalents	(54)	(167)	(334)
Cash and cash equivalents, January 1	403	570	904
Cash and cash equivalents, December 31	349	403	570
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES
Financing of build-to-suit property	0	61	61
Common dividends issued in stock	53	55	42
Dividends declared but not paid	196	180	166
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(178)	(255)	(260)
Dividends received from subsidiaries	175	350	300
Expenditures for property, plant and equipment	(5)	(43)	(15)
Purchase of trust assets	0	(5)	(4)
Decrease (increase) in loans to affiliates, net	457	(457)	627
Net cash used in investing activities	627	(155)	908
Common stock dividends paid	(686)	(628)	(598)
Issuances of common stock	51	52	56
Repurchases of common stock	(56)	(74)	(38)
Issuances of long-term debt	499	1,248	499
Payments on long-term debt	(750)	0	(800)
Increase (decrease) in loans from affiliates, net	504	(230)	234
Tax benefit related to share-based compensation	0	52	0
Other	(3)	(9)	(4)
Net cash provided by (used in) financing activities	(441)	411	(651)
Increase (decrease) in cash and cash equivalents	8	1	(3)
Cash and cash equivalents, January 1	4	3	6
Cash and cash equivalents, December 31	12	4	3
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES
Financing of build-to-suit property	0	61	61
Common dividends issued in stock	53	55	42
Dividends declared but not paid	$ 189	$ 174	$ 163